Acquisitions (Tables)	12 Months Ended
Oct. 25, 2015
Applegate
Schedule of allocation of the purchase price to the acquired assets, liabilities, and goodwill

(in thousands)
Accounts receivable	$ 25,574
Inventory	22,089
Prepaid and other assets	2,916
Property, plant and equipment	3,463
Intangible assets	275,900
Goodwill	488,476
Current liabilities	(23,420)

Deferred taxes	(20,935)

Purchase price	$ 774,063

CytoSport Holdings
Schedule of allocation of the purchase price to the acquired assets, liabilities, and goodwill

(in thousands)
Accounts receivable	$ 30,580
Inventory	62,246
Prepaid and other assets	3,133
Property, plant and equipment	8,119
Intangible assets	188,500
Goodwill	270,925
Current liabilities	(52,811)

Long-term liabilities	(30,140)

Deferred taxes	(59,700)

Purchase price	$ 420,852

SKIPPY
Schedule of allocation of the purchase price to the acquired assets, liabilities, and goodwill
(in thousands)
Inventory	$ 49,156
Property, plant and equipment	48,461
Intangible assets	264,500
Goodwill	303,597
Current liabilities	(299)
Purchase price	$ 665,415